GOODWILL AND INTANGIBLE ASSETS	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS

9.	GOODWILL AND INTANGIBLE ASSETS

Goodwill represents the future economic benefit arising from other assets acquired that could not be individually identified and separately recognized. The goodwill arising from the Company’s acquisitions is attributable to the value of the potential expanded market opportunity with new customers. At September 30, 2022 and December 31, 2021, the carrying amount of the Company’s goodwill was $21,907,599 and $22,376,025, respectively.

The following table sets forth the components of the Company’s intangible assets at September 30, 2022 and December 31, 2021:

	Current Year Period				Prior Year End
	Amortization Period (Years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value	Gross Carrying Amount	Accumulated Amortization	Accumulated Impairment	Net Book Value
Intangible assets subject to amortization:
Customer relationships	10.00	$1,526,282	$(953,926)	$572,356	$1,600,286	$(876,457)	$(37,002)	$686,827
Mobile software applications	2.00	–	–	–	282,500	(282,500)	–	–
NetSpective web-filtering software	2.00	–	–	–	1,134,435	(1,134,435)	–	–
Noncompete agreements	1.50	–	–	–	846,638	(846,638)	–	–
Licensing agreement	19.60	341,728	(20,292)	321,436	–	–	–	–
Subtotal		1,868,010	(974,218)	893,792	3,863,859	(3,140,030)	(37,002)	686,827
Intangible assets not subject to amortization:
Trade names	–	4,386,247	–	4,386,247	4,455,595	–	(69,348)	4,386,247
Books and stories content	–	126,698	–	126,698	–	–	–	–
Total intangible assets		$6,380,955	$(974,218)	$5,406,737	$8,319,454	$(3,140,030)	$(106,350)	$5,073,074

For the three months ended September 30, 2022 and 2021, the Company recorded amortization expense of $42,505 and $99,729, respectively. For the nine months ended September 30, 2022 and 2021, the Company recorded amortization expense of $134,764 and $290,187, respectively.

The following table provides information regarding estimated remaining amortization expense for intangible assets subject to amortization for the remainder of 2022 and each of the following years ending December 31:

Remainder of 2022	$42,505
2023	170,022
2024	170,022
2025	170,022
2026	93,708
Thereafter	247,513
Total remaining intangible assets subject to amortization	$893,792